Intangible assets, net - Schedule of intangible assets, net (Parenthetical) (Details) - Agency contract rights - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Agency contract right acquired	¥ 47,358,491	¥ 15,136,791
Agency contract right acquired, weighted average amortization period	4 years 7 months 6 days	3 years